UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377

                        The Gabelli Blue Chip Value Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI BLUE CHIP VALUE FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2008

TO OUR SHAREHOLDERS,

      During the second quarter of 2008, The Gabelli Blue Chip Value Fund's (the "Fund") gained 0.7%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Large Cap Value Fund Average declined 2.7% and 3.9%, respectively. For the six month period ended June 30, 2008, the Fund was down 6.6% versus a drop of 11.9% for the S&P 500 Index and a decrease of 13.0% for the Lipper Large Cap Value Fund Average.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008(a)

                                                                                                                          Since
                                                                    Year to                                             Inception
                                                      Quarter        Date         1 Year        3 Year      5 Year      (8/26/99)
                                                      -------       -------       ------        ------      ------      ---------
GABELLI BLUE CHIP VALUE FUND CLASS AAA ............     0.68%        (6.62)%      (13.06)%       4.95%       9.14%        4.66%
S&P 500 Index .....................................    (2.72)       (11.90)       (13.11)        4.40        7.58         0.97
Lipper Large Cap Value Fund Average ...............    (3.94)       (13.02)       (17.04)        3.46        7.77         3.18
Class A ...........................................     0.68         (6.61)       (13.07)        4.98        9.20         4.69
                                                       (5.11) (b)   (11.98) (b)   (18.07) (b)    2.92 (b)    7.92 (b)     3.99 (b)
Class B ...........................................     0.54         (6.97)       (13.69)        4.19        8.46         4.29
                                                       (4.46) (c)   (11.62) (c)   (18.00) (c)    3.26 (c)    8.17 (c)     4.29
Class C ...........................................     0.47         (7.05)       (13.76)        4.17        8.43         4.27
                                                       (0.53) (d)    (7.97) (d)   (14.62) (d)    4.17        8.43         4.27
Class I ...........................................     0.76         (6.47)       (12.83)        5.24        9.38         4.79

IN THE CURRENT PROSPECTUS THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.78%, 1.78%, 2.53%, 2.53%, AND 1.53%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested.You cannot invest directly in an index. The Class AAA Share net asset values ("NAV") per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on July 1, 2004.The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c) Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund's NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d) Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund's NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2008 through June 30, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                Beginning         Ending        Annualized      Expenses
                              Account Value    Account Value     Expense      Paid During
                                 01/01/08        06/30/08         Ratio         Period*
                              -------------    -------------    ----------    -----------
THE GABELLI BLUE CHIP FUND

ACTUAL FUND RETURN
Class AAA                      $  1,000.00      $    933.80       1.95%        $   9.38
Class A                        $  1,000.00      $    933.90       1.95%        $   9.38
Class B                        $  1,000.00      $    930.30       2.70%        $  12.96
Class C                        $  1,000.00      $    929.50       2.70%        $  12.95
Class I                        $  1,000.00      $    935.30       1.70%        $   8.18
HYPOTHETICAL 5% RETURN
Class AAA                      $  1,000.00      $  1,015.17       1.95%        $   9.77
Class A                        $  1,000.00      $  1,015.17       1.95%        $   9.77
Class B                        $  1,000.00      $  1,011.44       2.70%        $  13.50
Class C                        $  1,000.00      $  1,011.44       2.70%        $  13.50
Class I                        $  1,000.00      $  1,016.41       1.70%        $   8.52

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2008:

GABELLI BLUE CHIP VALUE FUND

U.S. Government Obligations ..........  16.8%
Energy ...............................  10.3%
Health Care ..........................   9.8%
Energy Services ......................   9.0%
Financial Services ...................   8.2%
Electronics ..........................   6.4%
Telecommunications ...................   5.0%
Computer Hardware ....................   4.4%
Computer Software and Services .......   3.4%
Banking ..............................   3.2%
Insurance ............................   3.1%
Diversified Industrial ...............   2.6%
Specialty Chemicals ..................   2.4%
Publishing ...........................   2.3%
Entertainment ........................   2.2%
Consumer Products ....................   2.1%
Business Services ....................   2.0%
Aerospace ............................   1.6%
Paper and Forest Products ............   1.4%
Retail ...............................   1.4%
Food and Beverage ....................   1.0%
Other Assets and Liabilities (Net) ...   1.4%
                                       -----
                                       100.0%
                                       =====

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI BLUE CHIP VALUE FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                                      MARKET
  SHARES                                                              COST             VALUE
-----------                                                        -----------      -----------
                 COMMON STOCKS -- 81.8%
                 AEROSPACE -- 1.6%
      7,000      Boeing Co. ....................................   $   547,440      $   460,040
                                                                   -----------      -----------
                 BANKING -- 3.2%
     12,000      Bank of America Corp. .........................       539,164          286,440
     20,000      Citigroup Inc. ................................       557,702          335,200
      8,000      JPMorgan Chase & Co. ..........................       278,247          274,480
                                                                   -----------      -----------
                                                                     1,375,113          896,120
                                                                   -----------      -----------
                 BUSINESS SERVICES -- 2.0%
     10,000      Alliance Data Systems Corp.+ ..................       440,912          565,500
                                                                   -----------      -----------
                 COMPUTER HARDWARE -- 4.4%
      4,500      Apple Inc.+ ...................................       579,467          753,480
      4,000      International Business Machines Corp. .........       428,268          474,120
                                                                   -----------      -----------
                                                                     1,007,735        1,227,600
                                                                   -----------      -----------
                 COMPUTER SOFTWARE AND SERVICES -- 3.4%
     42,000      EMC Corp.+ ....................................       769,344          616,980
      9,000      Fidelity National Information Services Inc. ...       345,545          332,190
                                                                   -----------      -----------
                                                                     1,114,889          949,170
                                                                   -----------      -----------
                 CONSUMER PRODUCTS -- 2.1%
      8,000      Energizer Holdings Inc.+ ......................       636,506          584,720
                                                                   -----------      -----------
                 DIVERSIFIED INDUSTRIAL -- 2.6%
     12,000      General Electric Co. ..........................       395,430          320,280
      8,000      Honeywell International Inc. ..................       228,833          402,240
                                                                   -----------      -----------
                                                                       624,263          722,520
                                                                   -----------      -----------
                 ELECTRONICS -- 6.4%
     26,000      Applied Materials Inc. ........................       418,245          496,340
     30,000      Intel Corp. ...................................       661,065          644,400
     23,000      Texas Instruments Inc. ........................       476,201          647,680
                                                                   -----------      -----------
                                                                     1,555,511        1,788,420
                                                                   -----------      -----------
                 ENERGY -- 10.3%
      3,000      Anadarko Petroleum Corp. ......................       170,586          224,520
      5,000      Chevron Corp. .................................       302,125          495,650
      8,050      ConocoPhillips ................................       291,146          759,839
     15,000      El Paso Corp. .................................       304,407          326,100
      6,000      Exxon Mobil Corp. .............................       273,070          528,780
      4,000      Suncor Energy Inc. ............................       184,628          232,480
     17,000      The AES Corp.+ ................................       319,144          326,570
                                                                   -----------      -----------
                                                                     1,845,106        2,893,939
                                                                   -----------      -----------
                 ENERGY SERVICES -- 9.0%
      2,000      Diamond Offshore Drilling Inc. ................       226,287          278,280
     18,000      Halliburton Co. ...............................       541,022          955,260
     10,000      Nabors Industries Ltd.+ .......................       282,597          492,300
      6,000      National - Oilwell Varco Inc.+ ................       384,482          532,320
      4,000      Noble Corp. ...................................       128,660          259,840
                                                                   -----------      -----------
                                                                     1,563,048        2,518,000
                                                                   -----------      -----------
                 ENTERTAINMENT -- 2.2%
     42,000      Time Warner Inc. ..............................       665,227          621,600
                                                                   -----------      -----------
                 FINANCIAL SERVICES -- 8.2%
      5,000      AllianceBernstein Holding LP ..................       346,470          273,400
     12,000      American Express Co. ..........................       579,287          452,040
      6,000      Capital One Financial Corp. ...................       299,794          228,060
      1,200      CME Group Inc. ................................       515,711          459,828
      6,000      Merrill Lynch & Co. Inc. ......................       291,028          190,260
     12,000      Moody's Corp. .................................       437,586          413,280
     12,000      Wells Fargo & Co. .............................       380,003          285,000
                                                                   -----------      -----------
                                                                     2,849,879        2,301,868
                                                                   -----------      -----------
                 FOOD AND BEVERAGE -- 1.0%
     10,000      Kraft Foods Inc., Cl. A .......................       320,971          284,500
                                                                   -----------      -----------
                 HEALTH CARE -- 9.8%
      8,000      Amgen Inc.+ ...................................       334,365          377,280
     12,000      Barr Pharmaceuticals Inc.+ ....................       613,608          540,960
      8,000      Covidien Ltd. .................................       369,638          383,120
      6,000      Johnson & Johnson .............................       385,512          386,040
     11,000      Schering-Plough Corp. .........................       285,270          216,590
     17,600      Wyeth .........................................       783,741          844,096
                                                                   -----------      -----------
                                                                     2,772,134        2,748,086
                                                                   -----------      -----------
                 INSURANCE -- 3.1%
      7,000      Aflac Inc. ....................................       368,717          439,600
     16,900      American International Group Inc. .............       842,357          447,174
                                                                   -----------      -----------
                                                                     1,211,074          886,774
                                                                   -----------      -----------
                 PAPER AND FOREST PRODUCTS -- 1.4%
     17,000      International Paper Co. .......................       565,313          396,100
                                                                   -----------      -----------
                 PUBLISHING -- 2.3%
     42,000      News Corp., Cl. B .............................       745,077          644,700
                                                                   -----------      -----------
                 RETAIL -- 1.4%
      3,000      J.C. Penney Co. Inc. ..........................       112,959          108,870
      8,000      Yum! Brands Inc. ..............................       289,884          280,720
                                                                   -----------      -----------
                                                                       402,843          389,590
                                                                   -----------      -----------
                 SPECIALTY CHEMICALS -- 2.4%
     16,000      E.I. du Pont de Nemours & Co. .................       654,733          686,240
                                                                   -----------      -----------
                 TELECOMMUNICATIONS -- 5.0%
     10,000      AT&T Inc. .....................................       367,641          336,900
     33,000      Clearwire Corp., Cl. A+ .......................       587,344          427,680
     18,200      Verizon Communications Inc. ...................       567,543          644,280
                                                                   -----------      -----------
                                                                     1,522,528        1,408,860
                                                                   -----------      -----------
                 TOTAL COMMON STOCKS ...........................    22,420,302       22,974,347
                                                                   -----------      -----------

 PRINCIPAL
  AMOUNT
-----------
                 U.S. GOVERNMENT OBLIGATIONS -- 16.8%
$ 4,722,000      U.S. Treasury Bills,
                  1.098% to 1.898%++,
                  07/03/08 to 10/02/08 .........................     4,713,908        4,713,939
                                                                   -----------      -----------
                 TOTAL INVESTMENTS -- 98.6%                        $27,134,210       27,688,286
                                                                   ===========
                 OTHER ASSETS AND LIABILITIES
                  (NET) -- 1.4% ................................                        384,709
                                                                                    -----------
                 NET ASSETS -- 100.0% ..........................                    $28,072,995
                                                                                    ===========

-----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $27,134,210) .................................     $ 27,688,286
   Cash .....................................................................              319
   Receivable for investments sold ..........................................          454,115
   Receivable for Fund shares sold ..........................................            7,091
   Dividends receivable .....................................................            7,020
   Prepaid expense ..........................................................           30,182
                                                                                  ------------
   TOTAL ASSETS .............................................................       28,187,013
                                                                                  ------------
LIABILITIES:
   Payable for investments purchased ........................................           30,368
   Payable for Fund shares redeemed .........................................            1,791
   Payable for investment advisory fees .....................................           24,030
   Payable for distribution fees ............................................            5,846
   Payable for legal and audit fees .........................................           26,810
   Payable for shareholder communications Expenses ..........................           14,474
   Payable for shareholder services fees ....................................            7,686
   Other accrued expenses ...................................................            3,013
                                                                                  ------------
   TOTAL LIABILITIES ........................................................          114,018
                                                                                  ------------
   NET ASSETS applicable to 2,115,700 shares outstanding ....................     $ 28,072,995
                                                                                  ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ..........................     $ 27,733,497
   Accumulated net investment income ........................................           66,901
   Accumulated net realized loss on investments .............................         (281,479)
   Net unrealized appreciation on investments ...............................          554,076
                                                                                  ------------
   NET ASSETS ...............................................................     $ 28,072,995
                                                                                  ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering and redemption price per share ($26,928,974 /
     2,029,575 shares outstanding; unlimited number of shares authorized) ...     $      13.27
                                                                                  ============
   CLASS A:
   Net Asset Value and redemption price per share ($113,637 / 8,552 shares
     outstanding; unlimited number of shares authorized) ....................     $      13.29
                                                                                  ============
   Maximum offering price per share (NAV / .9425, based on maximum sales
     charge of 5.75% of the offering price) .................................     $      14.10
                                                                                  ============
   CLASS B:
   Net Asset Value and offering price per share ($8,895 / 687 shares
     outstanding; unlimited number of shares authorized) ....................     $      12.95 (a)
                                                                                  ============
   CLASS C:
   Net Asset Value and offering price per share ($58,420 / 4,517 shares
     outstanding; unlimited number of shares authorized) ....................     $      12.93 (a)
                                                                                  ============
   CLASS I:
   Net Asset Value, offering and redemption price per share ($963,069 /
     72,369 shares outstanding; unlimited number of shares authorized) ......     $      13.31
                                                                                  ============

----------
(a)   Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $37) ..................................     $   272,324
   Interest .................................................................          31,637
                                                                                  -----------
   TOTAL INVESTMENT INCOME ..................................................         303,961
                                                                                  -----------
EXPENSES:
   Investment advisory fees .................................................         145,899
   Distribution fees - Class AAA ............................................          35,282
   Distribution fees - Class A ..............................................             141
   Distribution fees - Class B ..............................................              46
   Distribution fees - Class C ..............................................             300
   Shareholder communications expenses ......................................          26,749
   Shareholder services fees ................................................          22,019
   Legal and audit fees .....................................................          15,737
   Registration expenses ....................................................          11,566
   Trustees' fees ...........................................................          11,444
   Custodian fees ...........................................................           6,193
   Interest expense .........................................................             416
   Miscellaneous expenses ...................................................           7,506
                                                                                  -----------
   TOTAL EXPENSES ...........................................................         283,298
                                                                                  -----------
   NET INVESTMENT INCOME ....................................................          20,663
                                                                                  -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments .........................................        (106,781)
   Net change in unrealized appreciation/depreciation
     on investments .........................................................      (2,039,300)
                                                                                  -----------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..........................      (2,146,081)
                                                                                  -----------
   NET DECREASE IN NET ASSETS RESULTING FROM
     OPERATIONS .............................................................     $(2,125,418)
                                                                                  ===========

                See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                                JUNE 30, 2008          YEAR ENDED
                                                                 (UNAUDITED)        DECEMBER 31, 2007
                                                              ----------------      -----------------
OPERATIONS:
   Net investment income ..............................         $     20,663          $    119,905
   Net realized gain (loss) on investments ............             (106,781)            4,049,918
   Net change in unrealized appreciation/depreciation
    on investments ....................................           (2,039,300)           (3,916,735)
                                                                ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ........................................           (2,125,418)              253,088
                                                                ------------          ------------

DISTRIBUTION TO SHAREHOLDERS:
   Net investment income
     Class AAA ........................................                   --               (84,811)
     Class A ..........................................                   --                  (306)
     Class I ..........................................                   --                    (8)
                                                                ------------          ------------
                                                                          --               (85,125)
                                                                ------------          ------------
   Net realized gain on investments
     Class AAA ........................................                   --            (1,167,775)
     Class A ..........................................                   --                (3,738)
     Class B ..........................................                   --                  (355)
     Class C ..........................................                   --                (2,336)
     Class I ..........................................                   --                   (50)
                                                                ------------          ------------
                                                                          --            (1,174,254)
                                                                ------------          ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................                   --            (1,259,379)
                                                                ------------          ------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
     Class AAA ........................................           (3,012,935)           (3,748,835)
     Class A ..........................................               18,084                19,342
     Class B ..........................................                   --                   355
     Class C ..........................................                   --                64,407
     Class I ..........................................            1,005,894                    57
                                                                ------------          ------------
   NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL
    INTEREST TRANSACTIONS .............................           (1,988,957)           (3,664,674)
                                                                ------------          ------------
   REDEMPTION FEES ....................................                    5                   103
                                                                ------------          ------------
   NET DECREASE IN NET ASSETS .........................           (4,114,370)           (4,670,862)

NET ASSETS:
   Beginning of period ................................           32,187,365            36,858,227
                                                                ------------          ------------
   End of period (including undistributed net
    investment income of $66,901 and $46,238,
    respectively) .....................................         $ 28,072,995          $ 32,187,365
                                                                ============          ============

                See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                                    INCOME FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                                 ---------------------------------------    --------------------------------------------
                                                   Net
                    Net Asset       Net       Realized and       Total                        Net
      Period          Value,     Investment    Unrealized        from           Net         Realized
      Ended         Beginning      Income     Gain/(Loss)on   Investment    Investment      Gain on            Total
   December 31      of Period    (Loss) (a)    Investments    Operations      Income       Investments     Distributions
-----------------   ----------   ----------   -------------   ----------    ----------     -----------     -------------
CLASS AAA
   2008 (c)          $  14.21     $   0.01      $   (0.95)     $  (0.94)           --              --               --
   2007                 14.77         0.05          (0.03)         0.02      $  (0.04)      $   (0.54)      $    (0.58)
   2006                 12.60         0.03           2.18          2.21         (0.04)             --            (0.04)
   2005                 11.81        (0.01)          0.80          0.79            --              --               --
   2004                 10.54         0.03           1.27          1.30         (0.03)             --            (0.03)
   2003                  7.32        (0.01)          3.23          3.22            --              --               --
CLASS A (f)
   2008 (c)          $  14.23     $   0.01      $   (0.95)     $  (0.94)           --              --               --
   2007                 14.80         0.05          (0.04)         0.01      $  (0.04)      $   (0.54)      $    (0.58)
   2006                 12.63         0.04           2.17          2.21         (0.04)             --            (0.04)
   2005                 11.82        (0.01)          0.82          0.81            --              --               --
   2004                 10.54         0.04           1.28          1.32         (0.04)             --            (0.04)
CLASS B (f)
   2008 (c)          $  13.92     $  (0.04)     $   (0.93)     $  (0.97)           --              --               --
   2007                 14.55        (0.06)         (0.03)        (0.09)           --       $   (0.54)      $    (0.54)
   2006                 12.47        (0.07)          2.15          2.08            --              --               --
   2005                 11.76        (0.09)          0.80          0.71            --              --               --
   2004                 10.54        (0.04)          1.26          1.22            --              --               --
CLASS C (f)
   2008 (c)          $  13.91     $  (0.04)     $   (0.94)     $  (0.98)           --              --               --
   2007                 14.54        (0.05)         (0.04)        (0.09)           --       $   (0.54)      $    (0.54)
   2006                 12.47        (0.06)          2.13          2.07            --              --               --
   2005                 11.76        (0.09)          0.80          0.71            --              --               --
   2004                 10.54        (0.08)          1.30          1.22            --              --               --
CLASS I
   2008 (c)          $  14.23     $   0.03      $   (0.95)     $  (0.92)           --              --               --
   2007                 14.80         0.09          (0.04)         0.05      $  (0.08)      $   (0.54)      $    (0.62)
   2006                 12.63         0.06           2.18          2.24         (0.07)             --            (0.07)
   2005                 11.79         0.03           0.81          0.84            --              --               --
   2004 (g)             11.01         0.05           0.80          0.85         (0.07)             --            (0.07)
                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                           -----------------------------------------------------------
                                  Net Asset                 Net Assets         Net
      Period                       Value,                     End of        Investment                      Portfolio
      Ended         Redemption     End of       Total         Period          Income        Operating       Turnover
   December 31       Fees (a)      Period      Return +     (in 000's)        (Loss)       Expenses (b)      Rate ++
-----------------   ----------   ----------   ---------    -----------      ----------     ------------    -----------
CLASS AAA
   2008 (c)         $  0.00 (d)   $   13.27     (6.6)%      $  26,929         0.14% (e)      1.95% (e)         38%
   2007                0.00 (d)       14.21      0.1           32,011         0.33           1.78              41
   2006                0.00 (d)       14.77     17.5           36,754         0.23           1.82              44
   2005                0.00 (d)       12.60      6.7           36,663        (0.08)          1.89              37
   2004                0.00 (d)       11.81     12.4           38,448         0.25           1.89              26
   2003                  --           10.54     44.0           48,503        (0.12)          1.86             140
CLASS A (f)
   2008 (c)         $  0.00 (d)   $   13.29     (6.6)%      $     114         0.16% (e)      1.95% (e)         38%
   2007                0.00 (d)       14.23      0.1              103         0.32           1.78              41
   2006                0.00 (d)       14.80     17.5               88         0.27           1.82              44
   2005                0.00 (d)       12.63      6.9               42        (0.07)          1.89              37
   2004                0.00 (d)       11.82     12.5                1         0.38           1.89              26
CLASS B (f)
   2008 (c)         $  0.00 (d)   $   12.95     (7.0)%      $       9        (0.61)% (e)     2.70% (e)         38%
   2007                0.00 (d)       13.92     (0.7)               9        (0.42)          2.53              41
   2006                0.00 (d)       14.55     16.7               10         0.53           2.57              44
   2005                0.00 (d)       12.47      6.0                1        (0.71)          2.64              37
   2004                0.00 (d)       11.76     11.6                1        (0.38)          2.64              26
CLASS C (f)
   2008 (c)         $  0.00 (d)   $   12.93     (7.1)%      $      58        (0.61)% (e)     2.70% (e)         38%
   2007                0.00 (d)       13.91     (0.7)              63        (0.37)          2.53              41
   2006                0.00 (d)       14.54     16.6                5        (0.48)          2.57              44
   2005                0.00 (d)       12.47      6.0                6        (0.72)          2.64              37
   2004                0.00 (d)       11.76     11.6                1        (0.71)          2.64              26
CLASS I
   2008 (c)         $  0.00 (d)   $   13.31     (6.5)%      $     963         0.42% (e)      1.70% (e)         38%
   2007                0.00 (d)       14.23      0.3                1         0.59           1.53              41
   2006                0.00 (d)       14.80     17.7                1         0.46           1.57              44
   2005                0.00 (d)       12.63      7.1                1         0.28           1.64              37
   2004 (g)            0.00 (d)       11.79      7.7                1         0.81 (e)       1.59 (e)          26

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b) The Fund incurred interest expense during the six months ended June 30, 2008 and the fiscal years ended December 31, 2007, 2006 and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.94%, 1.77%, 1.81%, and 1.87% (Class AAA and Class A), 2.69%, 2.52%, 2.56%, and 2.62% (Class B and Class C), and 1.69%, 1.52%, 1.56%, and 1.62% (Class I). For the fiscal year ended December 31, 2005, the effect of interest expense was minimal.

(c)   For the six months ended June 30, 2008, unaudited.

(d)   Amount represents less than $0.005 per share.

(e)   Annualized.

(f) Class A, Class B, and Class C Shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.

(g)   From the commencement of offering Class I Shares on June 30, 2004.

                See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities;

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                   INVESTMENTS IN
                                                     SECURITIES
VALUATION INPUTS                                   (MARKET VALUE)
                                                  ---------------
Level 1 - Quoted Prices                            $  22,974,347
Level 2 - Other Significant Observable Inputs          4,713,939
                                                   -------------
TOTAL                                              $  27,688,286
                                                   =============

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) .....     $    85,125
Net long-term capital gains ....................       1,174,254
                                                     -----------
Total distributions paid .......................     $ 1,259,379
                                                     ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                                 GROSS             GROSS
                                               UNREALIZED        UNREALIZED       NET UNREALIZED
                                COST          APPRECIATION      DEPRECIATION       APPRECIATION
                            ------------      ------------     --------------    ---------------
Investments.............    $ 27,339,101      $  3,067,879     $  (2,718,694)      $   349,185

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. There have been no expense reimbursements by the Adviser in fiscal years ended December 31, 2007, 2006, or during the six months ended June 30, 2008.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee receive a $1,000 annual fee. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $9,924,350 and $11,098,140, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $17,092 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $15 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the six months ended June 30, 2008.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2008, there were no borrowings under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

by the Fund during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 amounted to $5 and $103, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:

                                                                     SIX MONTHS ENDED
                                                                      JUNE 30, 2008                         YEAR ENDED
                                                                       (UNAUDITED)                      DECEMBER 31, 2007
                                                                --------------------------          --------------------------
                                                                 SHARES           AMOUNT             SHARES           AMOUNT
                                                                --------       -----------          --------       -----------
                                                                         CLASS AAA                          CLASS AAA
                                                                --------------------------          --------------------------
Shares sold ..............................................        90,323       $ 1,246,652           180,955       $ 2,770,597
Shares issued upon reinvestment of distributions .........            --                --            85,744         1,223,563
Shares redeemed ..........................................      (313,365)       (4,259,587)         (501,647)       (7,742,995)
                                                                --------       -----------          --------       -----------
   Net decrease ..........................................      (223,042)      $(3,012,935)         (234,948)      $(3,748,835)
                                                                ========       ===========          ========       ===========

                                                                         CLASS A                            CLASS A
                                                                --------------------------          --------------------------
Shares sold ..............................................         1,934       $    26,403             2,895       $    46,005
Shares issued upon reinvestment of distributions .........            --                --               263             3,759
Shares redeemed ..........................................          (606)           (8,319)           (1,893)          (30,422)
                                                                --------       -----------          --------       -----------
   Net increase ..........................................         1,328       $    18,084             1,265       $    19,342
                                                                ========       ===========          ========       ===========

                                                                         CLASS B                            CLASS B
                                                                --------------------------          --------------------------
Shares issued upon reinvestment of distributions .........            --                --                25       $       355
                                                                --------       -----------          --------       -----------
   Net increase ..........................................            --                --                25       $       355
                                                                ========       ===========          ========       ===========

                                                                         CLASS C                            CLASS C
                                                                --------------------------          --------------------------
Shares sold ..............................................            --                --             4,076       $    63,500
Shares issued upon reinvestment of distributions .........            --                --               167             2,336
Shares redeemed ..........................................            --                --              (100)           (1,429)
                                                                --------       -----------          --------       -----------
   Net increase ..........................................            --                --             4,143       $    64,407
                                                                ========       ===========          ========       ===========

                                                                         CLASS I                            CLASS I
                                                                --------------------------          --------------------------
Shares sold ..............................................        75,562       $ 1,050,882                --                --
Shares issued upon reinvestment of distributions .........            --                --                 4       $        57
Shares redeemed ..........................................        (3,289)          (44,988)               --                --
                                                                --------       -----------          --------       -----------
   Net increase ..........................................        72,273       $ 1,005,894                 4       $        57
                                                                ========       ===========          ========       ===========

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with
Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                        THE GABELLI BLUE CHIP VALUE FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on May 21, 2008, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of large-cap value funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund's performance was within the top third of its peer groups in longer-term performance, but within or below the median of its peer groups in short and medium-term performance.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received distribution fees and commissions from the Fund and the Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of large-cap value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios were above average and the Fund's size was below average within these groups. The Independent Board Members also noted that the advisory fee waiver structure was the same as that in effect for most of the Gabelli funds under $50 million. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent medium and longer-term performance record. The Independent Board Members also concluded that the Fund's expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF TRUSTEES

Mario J. Gabelli, CFA                          Mary E. Hauck
Chairman and Chief                             Former Senior Portfolio Manager
Executive Officer                              Gabelli-O'Connor Fixed Income
GAMCO Investors, Inc.                          Mutual Fund Management Co.

Anthony J. Colavita                            Werner J. Roeder, MD
Attorney-at-Law                                Medical Director
Anthony J. Colavita, P.C.                      Lawrence Hospital

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.

                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                         Bruce N. Alpert
Portfolio Manager                              President

Peter D. Goldstein                             Agnes Mullady
Chief Compliance Officer                       Secretary and Treasurer

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                      State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                     (RESEARCH LOGO)

THE
GABELLI
BLUE CHIP
VALUE
FUND

                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2008

GAB402Q208SR

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Gabelli Blue Chip Value Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.